Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2023
Investments accounted for using equity method [abstract]
Disclosure of Detailed Information of Percentage of Control in Subsidiaries

Sr. No.	Name of the Subsidiary Company	Country of incorporation	% of Equity Shareholding
	(A) DIRECT SUBSIDIARIES
1	TML Business Services Limited	India	100.00
2	Tata Motors Insurance Broking and Advisory Services Limited	India	100.00
3	TMF Holdings Limited	India	100.00
4	TML Holdings Pte. Limited	Singapore	100.00
5	Tata Hispano Motors Carrocera S.A.	Spain	100.00
6	Tata Hispano Motors Carrocerries Maghreb SA	Morocco	100.00
7	Tata Precision Industries Pte. Limited	Singapore	78.39
8	Tata Technologies Limited	India	76.69
9	Tata Motors Body Solutions Limited (Formerly known as Tata Marcopolo Motors Limited)	India	100.00
10	Brabo Robotics and Automation Limited	India	100.00
11	Jaguar Land Rover Technology and Business Services India Private Limited (Formerly known as JT Special Vehicles Pvt. Limited)	India	100.00
12	TML CV Mobility Solutions Limited	India	100.00
13	Tata Passenger Electric Mobility Limited.	India	100.00
14	Tata Motors Passenger Vehicles Limited	India	100.00
15	TML Smart City Mobility Solutions Limited (Incorporated on May 25, 2022)	India	100.00
	(B) INDIRECT SUBSIDIARIES
	(ii) Subsidiaries of Tata Passenger Electric Mobility Limited.
16	Trilix S.r.l.	Italy	100.00
17	Tata Motors European Technical Centre PLC	UK	100.00
	(iii) Subsidiaries of TML Holdings Pte. Ltd.
18	Tata Daewoo Commercial Vehicle Company Limited	South Korea	100.00
19	Tata Daewoo Commercial Vehicle Sales and Distribution Company Limited	South Korea	100.00
20	Tata Motors (Thailand) Limited	Thailand	97.21
21	Tata Motors (SA) (Proprietary) Limited	South Africa	60.00
22	PT Tata Motors Indonesia	Indonesia	100.00
23	PT Tata Motors Distribusi Indonesia	Indonesia	100.00
24	Jaguar Land Rover Automotive Plc	UK	100.00
	(iv) Subsidiaries of Jaguar Land Rover Automotive Plc
25	Jaguar Land Rover Holdings Limited	UK	100.0
	(v) Subsidiaries of Jaguar Land Rover Holdings Limited
26	Jaguar Land Rover Limited	UK	100.0
27	Jaguar Land Rover Austria GmbH	Austria	100.00
28	Jaguar Land Rover Japan Limited	Japan	100.00
29	JLR Nominee Company Limited	UK	100.00
30	Jaguar Land Rover Deutschland GmbH	Germany	100.00
31	Jaguar Land Rover Classic Deutschland GmbH	Germany	100.00
32	Jaguar Land Rover North America LLC	USA	100.00
33	Jaguar Land Rover Nederland BV	Netherlands	100.00
34	Jaguar Land Rover Portugal - Veículos e Peças, Lda.	Portugal	100.00
35	Jaguar Land Rover Australia Pty Limited	Australia	100.00
36	Jaguar Land Rover Italia Spa	Italy	100.00
37	Jaguar Land Rover Korea Company Limited	South Korea	100.00
38	Jaguar Land Rover (China) Investment Co. Limited	China	100.00

Sr. No.	Name of the Subsidiary Company	Country of incorporation	% of Equity Shareholding
39	Jaguar Land Rover Canada ULC	Canada	100.00
40	Jaguar Land Rover France, SAS	France	100.00
41	Jaguar Land Rover (South Africa) (Pty) Limited	South Africa	100.00
42	Jaguar e Land Rover Brasil Indústria e Comércio de Veículos LTDA	Brazil	100.00
43	Limited Liability Company “Jaguar Land Rover” (Russia)	Russia	100.00
44	Jaguar Land Rover (South Africa) Holdings Limited	UK	100.00
45	Jaguar Land Rover India Limited	India	100.00
46	Jaguar Land Rover Espana SL	Spain	100.00
47	Jaguar Land Rover Belux NV	Belgium	100.00
48	Jaguar Cars South Africa (Pty) Limited	South Africa	100.00
49	Jaguar Cars Limited	UK	100.00
50	Land Rover Exports Limited	UK	100.00
51	Land Rover Ireland Limited	Ireland	100.00
52	The Daimler Motor Company Limited	UK	100.00
53	Daimler Transport Vehicles Limited	UK	100.00
5 4	S.S. Cars Limited	UK	100.00
55	The Lanchester Motor Company Limited	UK	100.00
56	Shanghai Jaguar Land Rover Automotive Services Company Limited	China	100.00
57	Jaguar Land Rover Pension Trustees Limited	UK	100.00
58	Jaguar Land Rover Slovakia s.r.o	Slovakia	100.00
59	Jaguar Land Rover Singapore Pte. Ltd.	Singapore	100.00
60	Jaguar Racing Limited	UK	100.00
61	InMotion Ventures Limited	UK	100.00
62	In-Car Ventures Limited	UK	100.00
63	InMotion Ventures 2 Limited	UK	100.00
64	InMotion Ventures 3 Limited	UK	100.00
65	Jaguar Land Rover Colombia S.A.S	Columbia	100.00
66	Jaguar Land Rover Ireland (Services) Limited	Ireland	100.00
67	Jaguar Land Rover Taiwan Company Limited	Taiwan	100.00
68	Jaguar Land Rover Servicios México, S.A. de C.V.	Mexico	100.00
69	Jaguar Land Rover México, S.A.P.I. de C.V.	Mexico	100.00
70	Jaguar Land Rover Hungary KFT	Budapest	100.00
71	Jaguar Land Rover Classic USA LLC	USA	100.00
72	Jaguar Land Rover Ventures Limited	UK	100.00
73	Bowler Motors Limited	UK	100.00
74	Jaguar Land Rover (Ningbo) Trading Co. Limited	China	100.00
	(vi) Subsidiaries of Tata Technologies Limited
75	Tata Technologies Pte Limited	Singapore	76.69
76	Tata Technologies (Thailand) Limited	Thailand	76.69
77	Tata Manufacturing Technologies (Shanghai) Limited	China	76.69
78	INCAT International Plc.	UK	76.69
79	Tata Technologies Inc. (Formerly known as INCAT GmbH)	Germany	76.69
8 0	Tata Technologies Europe Limited	UK	76.69
81	Tata Technologies Nordics AB	UK	76.69
82	Tata Technologies Inc.	USA	76.74
83	Tata Technologies de Mexico, S.A. de C.V.	Mexico	76.74
84	Cambric Limited	USA	76.74
85	Tata Technologies SRL Romania	Romania	76.74
86	Tata Technologies Limited Employees Stock Option Trust	India	76.69
87	INCAT International Limited ESOP 2000	UK	76.69
	(vii) Subsidiaries of TMF Holdings Ltd.
88	Tata Motors Finance Solutions Limited	India	100.00
89	Tata Motors Finance Limited	India	100.00
	(vii) Subsidiaries of TML Smart City Mobility Solutions Limited.
90	TML Smart City Mobility Solutions (J&K) Private Limited (Incorporated with effect from October 13, 2022)	India	100.00